Cost of sales	12 Months Ended
Dec. 31, 2024
Disclosure of cost of sales [Abstract]
Cost of sales
Note 5 – Cost of sales

	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2	2 0 2 4
	NIS	NIS	NIS	US Dollars

Purchases	391,931	377,013	310,324	107,467
Marine transportation	22,888	17,039	27,486	6,276
Maintenance	5,789	(*)5,585	(*)5,364	1,588
External Storage	5,012	(*)4,930	(*)4,490	1,374
Transportation	3,830	3,120	2,972	1,050
Salaries and related expenses	3,145	2,800	1,206	862
Depreciation and amortization	2,951	2,562	2,421	809
Packing materials	2,881	1,746	(*)1,075	790
Personnel services	1,030	-	-	283
Outsourced packing	641	3,195	(*)2,230	176
Other costs and expenses	3,387	3,101	(*)2,960	927
	443,485	421,091	360,528	121,602
Changes in inventories of finished products	(29,024)	1,604	(5,300)	(7,958)
	414,461	422,695	355,228	113,644

(*) Reclassified